Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2019
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 16 – Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2019 and 2018 consisted of the following:

		December 31,
	Note	2019	2018
Accrued professional fees		$183	$141
Accrued staff costs and staff benefits		7	10
Rental deposits from tenants		215	215
Rental receipt in advance		8	6
Interest receipt in advance		6	42
Other loan – secured	(i)	380	367
Other loans – unsecured	(ii)	3,877	3,076
Advances from other party	(iii)	32	—
Advances from a director	(iv)	21	4
Advances from unrelated parties	(v)	784	394
Others		16	3
		$5,529	$4,258

(i)

The amount represents a loan with a principal amount of $256  (2018: $256) advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of Boca.

(ii)

The amount represents loans with a principal amount of $3.6 million (2018: $2.9 million) advanced from unrelated parties to the Company. The loans are unsecured, bearing 5% to 17% interest per annum and have no fixed term of repayment.

(iii)

In December 2019, the Company received advance of $32 from a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 5.3% of the Company’s outstanding common stock as of December 31, 2019).  The advances was unsecured, interest free and have no fixed terms of repayment.

(iv)	The advances from a director was unsecured, interest free and have no fixed terms of repayment.

(v)  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.